UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	Portland Investment Counsel Inc.
Address:  	1375 Kerns Rd. Suite 100
              	Burlington, ON, Canada
               	L7P 4V7

Form 13F File Number: 028-10561

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Vicky Edwards
Title: VP, General Counsel and Chief Compliance Officer
Phone: 905-331-4250

Signature, Place, and Date of Signing:

                               	Burlington, Ontario, Canada	 May 12, 2010
Signature			City, State			 Date

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total: 	67

Form 13F Information Table Value Total: 	$971,173
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

13F - INFORMATION TABLE as at March 31, 2010

                                                                                                                 VOTING AUTHORITY
NAME OF ISSUER			TITLE 		   CUSIP	Value	      SHRS   SH/ PUT/ INVSTMT  OTHER	SOLE	SHRD	NONE
				OF CLASS	   NUMBER 	(x$1000)      OR PRN PRN CALL DSCRETN  MNGERS

ABB LTD				SPONSORED ADR	   000375204	  1572	       72000 SH		SOLE		  72000
AFLAC INC			COM		   001055102	  1384	       25500 SH		SOLE		  25500
AMERIPRISE FINL INC		COM		   03076C106	  2322	       51200 SH		SOLE		  51200
AXA	SPONSORED 		ADR		   054536107	   815	       37000 SH		SOLE		  37000
BANK OF NEW YORK MELLON CORP	COM		   064058100	   309	       10000 SH		SOLE		  10000
BARCLAYS PLC			ADR		   06738E204	  4709	      216500 SH		SOLE		 216500
BECTON DICKINSON & CO		COM		   075887109	 41836	      531382 SH		SOLE		 531382
BERKSHIRE HATHAWAY INC DEL	CL A		   084670108	 49451	         406 SH		SOLE		    406
BERKSHIRE HATHAWAY INC DEL	CL B		   084670702	  6314	       77690 SH		SOLE		  77690
BP PLC				SPONSORED ADR	   055622104	   639	       11200 SH		SOLE		  11200
BROOKFIELD ASSET MGMT INC	CL A LTD VT SH	   112585104	 49690	     1951325 SH		SOLE		1951325
CANADIAN NATL RY CO		COM		   136375102	 22741	      374505 SH		SOLE		 374505
CME GROUP INC			COM		   12572Q105	   284	         900 SH		SOLE		    900
CREDIT SUISSE GROUP		SPONSORED ADR	   225401108	  1079	       21000 SH		SOLE		  21000
DEUTSCHE BANK AG		NAMEN AKT	DE0005140008	  4174	       54300 SH		SOLE		  54300
EATON VANCE CORP		COM NON VTG	   278265103	  1539	       45888 SH		SOLE		  45888
ENCANA CORP			COM		   292505104	 12633	      405825 SH		SOLE		 405825
EQUIFAX INC			COM		   294429105	  2578	       72000 SH		SOLE		  72000
FEDERATED INVS INC PA		CL B		   314211103	  1304	       49427 SH		SOLE		  49427
FRANKLIN RES INC		COM		   354613101	 22513	      203000 SH		SOLE		 203000
GLOBAL PMTS INC			COM		   37940X102	  3576	       78508 SH		SOLE		  78508
HSBC HLDGS PLC			SPON ADR NEW	   404280406	  9971	      196710 SH		SOLE		 196710
ING GROEP N V			SPONSORED ADR	   456837103	   268	       26900 SH		SOLE		  26900
INVESCO LTD			SHS		BMG491BT1088	 96400	     4399813 SH		SOLE		4399813
JANUS CAP GROUP INC		COM		   47102X105	  1473	      103058 SH		SOLE		 103058
JOHNSON & JOHNSON		COM		   478160104	 21049	      322842 SH		SOLE		 322842
JPMORGAN CHASE & CO		COM		   46625H100	 12913	      288568 SH		SOLE		 288568
LENDER PROCESSING SVCS INC	COM		   52602E102	   227		6000 SH		SOLE		   6000
MANULIFE FINL CORP		COM		   56501R106	  4235	      214529 SH		SOLE		 214529
MASTERCARD INC			CL A		   57636Q104	  3556	       14000 SH		SOLE		  14000
MCDONALDS CORP			COM		   580135101	 16008	      239934 SH		SOLE		 239934
METLIFE INC			COM		   59156R108	  2362	       54500 SH		SOLE		  54500
MORGAN STANLEY			COM NEW		   617446448	  1316	       44940 SH		SOLE		  44940
NOKIA CORP			SPONSORED ADR	   654902204	   474	       30500 SH		SOLE		  30500
NOMURA HLDGS INC		SPONSORED ADR	   65535H208	   623	       85000 SH		SOLE		  85000
NORTHERN TR CORP		COM		   665859104	  1049	       18985 SH		SOLE		  18985
NYSE EURONEXT			COM		   629491101	   385	       13000 SH		SOLE		  13000
OPPENHEIMER HLDGS INC		CL A NON VTG	   683797104	  6357	      249200 SH		SOLE		 249200
POSCO	SPONSORED 		ADR		   693483109	   585		5000 SH		SOLE		   5000
PRUDENTIAL FINL INC		COM		   744320102	  3842	       63500 SH		SOLE		  63500
RESEARCH IN MOTION LTD		COM		   760975102	 28709	      387285 SH		SOLE		 387285
ROGERS COMMUNICATIONS INC	CL B		   775109200	 28807	      842962 SH		SOLE		 842962
ROYAL BK CDA MONTREAL QUE	COM		   780087102	 43231	      738298 SH		SOLE		 738298
SHAW COMMUNICATIONS INC		CL B CONV	   82028K200	 56441	     2849055 SH		SOLE		2849055
SIEMENS A G			SPONSORED ADR	   826197501	  1500	       15000 SH		SOLE		  15000
SK TELECOM LTD			SPONSORED ADR	   78440P108	   552	       32000 SH		SOLE		  32000
STATE STR CORP			COM		   857477103	   981	       21735 SH		SOLE		  21735
STEWART INFORMATION SVCS COR	COM		   860372101	   124		9000 SH		SOLE		   9000
SUN LIFE FINL INC		COM		   866796105	 13593	      422374 SH		SOLE		 422374
SUNCOR ENERGY INC NEW		COM		   867224107	 64469	     1981342 SH		SOLE		1981342
SYNGENTA AG			SPONSORED ADR	   87160A100	   416		7500 SH		SOLE		   7500
BANK NOVA SCOTIA HALIFAX	COM		   064149107	  6506	      129800 SH		SOLE		 129800
CLOROX CO DEL			COM		   189054109	 40787	      635900 SH		SOLE		 635900
DUN & BRADSTREET CORP DEL NE	COM		   26483E100	  1438	       19327 SH		SOLE		  19327
FIRST AMERN CORP CALIF		COM		   318522307	   305		9000 SH		SOLE		   9000
GOLDMAN SACHS GROUP INC		COM		   38141G104	  1800	       10549 SH		SOLE		  10549
HARTFORD FINL SVCS GROUP INC	COM		   416515104	  4092	      144000 SH		SOLE		 144000
TORONTO DOMINION BK ONT		COM NEW		   891160509	157714	     2114923 SH		SOLE		2114923
THOMSON REUTERS CORP		COM		   884903105	 59886	     1644804 SH		SOLE		1644804
TOTAL S A			SPONSORED ADR	   89151E109	   348		6000 SH		SOLE		   6000
TOYOTA MOTOR CORP		SP ADR REP2COM	   892331307	   483		6000 SH		SOLE		   6000
UBS AG				SHS NEW		CH0024899483	   554	       34000 SH		SOLE		  34000
VISA INC			COM CL A	   92826C839	  4352	       47810 SH		SOLE		  47810
WELLS FARGO & CO NEW		COM		   949746101	 36902	     1185800 SH		SOLE		1185800
WESTERN UN CO			COM		   959802109	   373	       22000 SH		SOLE		  22000
WILLIS GROUP HOLDINGS PUBLIC	SHS		   G96666105	   970	       31000 SH		SOLE		  31000
INFOSYS TECHNOLOGIES LTD	SPONSORED ADR	   456788108	  1284	       21818 SH		SOLE		  21818

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